UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL CASH RESERVES

FORM N-Q
MAY 31, 2005

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $4,607,608,159

1. Organization and Significant Accounting Policies

Citi Institutional Cash Reserves (the “Fund”) is a separate, non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as investment manager. The value of such investment reflects the Fund’s proportionate interest (approximately 79.3% at May 31, 2005) in the net assets of the Portfolio.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Asset - Backed Securities — 1.7%
	Blue Heron Funding Ltd.:
$ 75,000,000	Series 5A, Class A1, 3.120% due 2/22/06 (a)(b)	$75,000,000
25,000,000	Series 7A, Class A1, 3.111% due 5/26/06 (a)(b)	25,000,000

	Total Asset - Backed Securities
	(Cost — $100,000,000)	100,000,000

Certificates of Deposit — 0.9%
50,000,000	Toronto-Dominion Bank NY, 3.520% due 12/29/05 (Cost—$50,005,739)	50,005,739

Commercial Paper — 63.8%
75,584,000	Atlantis One Funding Corp., Credit Enhanced by Rabobank,
	3.040% due 7/5/05	75,366,990
	Atomium Funding Corp.:
55,947,000	3.150% due 8/3/05	55,638,592
52,704,000	Credit Enhanced by KBC Bank NV, 3.120% due 7/25/05	52,457,345
60,000,000	Bank of America Corp., 3.430% due 11/22/05	60,000,000
60,000,000	Bank of America NA, 3.030% due 6/29/05	59,858,600
60,000,000	Beethoven Funding Corp., Credit Enhanced by Dresdner Bank AG,
	3.120% due 7/15/05	59,771,200
50,000,000	Brahms Funding Corp., 3.160% due 7/15/05	49,806,889
50,000,000	Bryant Park Funding LLC, Credit Enhanced by HSBC Bank USA,
	3.230% due 8/31/05	49,591,764
50,000,000	Calyon North America, Inc., 3.240% due 9/20/05	49,500,500
	Centrica PLC:
67,500,000	3.000% due 6/30/05	67,336,875
40,000,000	2.970% due 7/6/05	39,884,500
50,000,000	Chesham Finance LLC, 3.020% due 6/30/05	49,878,361
33,278,000	Cobbler Funding Ltd., 3.230% due 8/25/05	33,024,209
	Curzon Funding LLC:
50,000,000	3.030% due 6/14/05	49,945,292
60,000,000	3.250% due 8/31/05	59,507,083
	Ebury Finance Ltd.:
65,000,000	3.030% due 6/15/05	64,923,408
75,000,000	3.010% due 6/20/05	74,880,854
	Edison Asset Securitization LLC, Credit Enhanced by
	General Electric Capital Corp.:
50,507,000	2.960% due 7/8/05	50,353,346
60,000,000	2.990% due 7/13/05	59,790,700
50,000,000	Eiffel Funding LLC, 3.090% due 7/11/05	49,828,333
73,750,000	Ford Motor Credit Corp., 2.880% due 6/1/05	73,750,000
55,000,000	Fortis Funding LLC, 3.410% due 12/22/05	53,937,217
	General Electric Capital Corp.:
60,000,000	3.010% due 7/15/05	59,779,267
60,000,000	3.280% due 10/12/05	59,272,933
29,145,000	Georgetown Funding Co., 3.130% due 7/26/05	29,005,630

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper (continued)
$ 55,000,000	Giro Funding U.S. Corp., Credit Enhanced by Bayerische Landesbank,
	3.030% due 7/5/05	$54,842,608
55,000,000	Grampian Funding LLC, Credit Enhanced by HBOS, 3.180% due 9/21/05	54,455,867
	HBOS Treasury Services PLC:
50,000,000	3.030% due 7/5/05	49,856,917
50,000,000	3.130% due 9/9/05	49,980,824
50,000,000	ING America Insurance Holdings Inc., 3.020% due 6/24/05	49,903,528
35,000,000	ING U.S. Funding LLC, 3.000% due 7/1/05	34,912,500
50,000,000	Jupiter Securitization Corp., 3.020% due 6/15/05	49,941,278
75,000,000	KBC Financial Products International Ltd., 3.000% due 7/1/05	74,812,500
49,000,000	Kreditanstalt Fur Wiederaufbau International Finance, Inc.,
	3.190% due 8/30/05	48,609,225
60,000,000	Landale Funding LLC, 3.200% due 8/15/05	59,600,000
77,422,000	Liberty Harbour CDO, Inc., 2.960% due 6/1/05	77,422,000
100,000,000	Merrill Lynch & Co., Inc., 3.213% due 6/1/05 (a)	100,000,000
	Mica Funding LLC:
50,000,000	3.030% due 6/14/05	49,945,292
64,000,000	3.080% due 6/20/05	63,895,964
40,000,000	3.050% due 6/27/05	39,911,889
25,000,000	Monument Gardens Funding LLC, Credit Enhanced by Rabobank,
	3.240% due 8/22/05	24,815,500
70,000,000	Morgan Stanley, 3.000% due 6/20/05	69,889,167
55,844,000	Nieuw Amsterdam Receivables, Credit Enhanced by Rabobank International,
	3.120% due 7/25/05	55,582,650
50,000,000	Oesterreich Kommunalkredit Austria AG, 3.220% due 9/28/05	49,467,806
50,000,000	Park Granada LLC, 3.170% due 8/8/05	49,700,611
50,000,000	Perry Global Funding LLC, Credit Enhanced by Bank of America NA,
	3.030% due 6/24/05	49,903,208
50,000,000	Picaros Funding, Credit Enhanced by KBC Bank, 3.210% due 9/2/05	49,585,375
50,000,000	PNC Bank NA, 3.180% due 8/25/05	49,624,583
	Polonius, Inc.:
48,520,000	3.230% due 9/22/05	48,028,075
50,000,000	3.300% due 10/7/05	49,413,333
63,140,000	Credit Enhanced by Danske Bank, 2.960% due 7/25/05	62,859,658
35,000,000	Prudential PLC, 3.120% due 7/29/05	34,824,067
	Rabobank USA Finance Corp.:
100,000,000	3.050% due 6/1/05	100,000,000
64,195,000	3.330% due 10/20/05	63,357,737
75,000,000	Regency Markets LLC, Credit Enhanced by A1/P1 Rated Banks,
	2.890% due 6/20/05	74,885,604
	Sigma Finance, Inc.:
70,000,000	3.052% due 6/1/05	69,991,762
50,000,000	3.370% due 11/9/05	49,246,431
92,000,000	Silver Tower U.S. Funding LLC, 3.050% due 6/10/05	91,929,850
60,000,000	Solitaire Funding LLC, Credit Enhanced by HSBC Bank PLC,
	3.000% due 6/29/05	59,860,000
	St. Germain Holdings Ltd.:
50,000,000	3.050% due 6/13/05	49,949,167
30,000,000	3.120% due 7/22/05	29,867,400
43,000,000	Stadshypotek Delaware, Inc., Credit Enhanced by Svenska Handelsbanken
	AB, 3.010% due 6/3/05	42,992,809
48,930,000	Surrey Funding Corp., Credit Enhanced by Barclays Bank PLC,
	3.005% due 6/30/05	48,811,555
	Tango Finance Corp.:
58,500,000	2.750% due 6/3/05	58,491,063
26,250,000	3.010% due 6/29/05	26,188,546
51,152,000	Tasman Funding LLC, 3.030% due 6/14/05	51,096,031

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper (continued)
$ 50,522,000	Whistlejacket Capital Ltd., 3.110% due 7/25/05	$50,286,315

	Total Commercial Paper
	(Cost — $3,705,828,583)	3,705,828,583

Corporate Bonds & Notes — 15.2%
65,000,000	Brahms Funding Corp., 3.020% due 6/10/05	64,950,925
100,000,000	K2 USA LLC, 3.070% due 6/1/05 (a)(b)	99,992,137
125,000,000	LINKS Finance LLC, 3.070% due 6/1/05 (a)(b)	124,990,144
125,000,000	Monument Gardens Funding LLC, 3.000% due 6/20/05	124,802,083
85,051,000	Park Sienna LLC, 3.050% due 6/1/05	85,051,000
110,000,000	Premier Asset Collateralized Entity LLC, 3.070% due 6/1/05 (a)(b)	109,978,683
	Stanfield Victoria Finance LLC:
75,000,000	3.080% due 6/1/05 (a)(b)	74,994,432
50,000,000	3.080% due 6/1/05 (a)(b)	49,996,022
50,000,000	Whistlejacket Capital Ltd., 3.070% due 6/1/05 (a)(b)	49,990,518
100,000,000	White Pine Finance LLC, 3.050% due 6/1/05 (a)(b)	99,978,410

	Total Corporate Bonds & Notes
	(Cost — $884,724,354)	884,724,354

Master Notes — 1.7%
50,000,000	Merrill Lynch & Co., Inc., 3.193% due 6/1/05 (a)	50,000,000
50,000,000	Morgan Stanley, 3.263% due 6/1/05 (a)	50,000,000

	Total Master Notes
	(Cost — $100,000,000)	100,000,000

Medium - Term Notes — 3.4%
50,000,000	Credit Suisse First Boston USA: 1.760% due 8/25/05	50,001,700
50,000,000	Credit Suisse First Boston USA: 3.300% due 9/30/05	50,000,000
100,000,000	Rathgar Capital U.S. Corp., 3.075% due 6/1/05 (a)(b)	99,995,288

	Total Medium-Term Notes (Cost — $199,996,988)	199,996,988

Promissory Note — 1.3%
75,000,000	Goldman Sachs Group, Inc., 3.190% due 6/1/05 (a) (Cost — $75,000,000)	75,000,000

Time Deposit — 9.4%
287,566,000	Key Bank NA, 3.080% due 6/1/05	287,566,000
260,000,000	SunTrust Grand Cayman, Inc., 3.080% due 6/1/05	260,000,000

	Total Time Deposits (Cost — $547,566,000)	547,566,000

U.S. Government & Agency Obligations — 2.5%
	Federal National Mortgage Association (FNMA):
71,000,000	2.990% due 7/3/05 (a)	70,984,263
75,000,000	Discount Notes, 2.955% due 8/24/05	74,482,875

	Total U.S. Government & Agency Obligations
	(Cost — $145,467,138)	145,467,138

	TOTAL INVESTMENTS — 99.9% (Cost — $5,808,588,802#)	5,808,588,802
	Other Assets In Excess of Liabilities — 0.1%	2,932,199

	TOTAL NET ASSETS — 100.0%	$5,811,521,001

#	Aggregate cost for Federal income tax purposes is substantially the same.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Prime Cash Reserves Portfolio (the “Portfolio”), is a separate series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security Transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 29, 2005